Provisions (Tables)	3 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2018	26.3	75.4	10.2	10.4	18.5	140.8
Additional provision in the period	0.3	—	—	—	0.6	0.9
Release of provision	(0.1)	—	—	—	(0.4)	(0.5)
Utilization of provision	(7.1)	(1.1)	—	—	(0.3)	(8.5)
Unwinding of discounting	—	0.2	—	0.1	—	0.3
Foreign exchange	—	(3.2)	—	—	—	(3.2)
Balance at March 31, 2018	19.4	71.3	10.2	10.5	18.4	129.8

Analysis of total provisions:		March 31, 2018		December 31, 2017
Current		61.4		68.0
Non-current		68.4		72.8
Total		129.8		140.8